Intangible Assets (Details Textual) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 30,829	189,211	176,563